Concentrations risks (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021	Dec. 31, 2023 SGD ($)
Concentration Risk [Line Items]
Cash balance	$ 189,005	$ 57,541
Cash FDIC	250,000
Restricted cash	10,820	641,461
Credit Risk [Member]
Concentration Risk [Line Items]
Deposits	57,000			$ 75,000
Cash balance	177,205	56,370
Bank balance	84,870
Restricted cash		$ 391,461
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.30%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.00%	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	23.90%	18.30%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.90%	11.20%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.60%
Total Purchases [Member] | Supplier Concentration Risk [Member] | No Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Two Vendors [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%